Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable are summarized as follows:

	December 31,	December 31,
	2024	2023
Accounts receivable	$30,143,687	$21,837,968
Less: allowance for doubtful accounts	(3,680,803)	(2,886,223)
Accounts receivable, net	$26,462,884	$18,951,745

Schedule of Provision for Doubtful Accounts

The following table sets forth the movement of provision for doubtful accounts:

Allowance for Doubtful Accounts
BALANCE AT DECEMBER 31, 2022	$2,285,386
Provision	690,236
Recovery	(33,906)
Exchange rate difference	(55,493)
BALANCE AT DECEMBER 31, 2023	$2,886,223
Provision	934,252
Recovery	(50,118)
Exchange rate difference	(89,554)
BALANCE AT DECEMBER 31, 2024	$3,680,803